Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancelable operating lease agreements	Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2023 were as follows:

Years Ended December 31,	RMB
2024	4,884,270
2025	4,034,608
2026	—
Total	8,918,878